Condensed Consolidated Statement of Changes in Equity - GBP (£) £ in Millions	Total		Total	Share capital	Other equity instruments	Fair value	Cash flow hedging	Currency translation	Retained earnings	Non-controlling interests
Beginning balance at Dec. 31, 2019	£ 16,341		£ 15,946	£ 7,060	£ 2,241	£ 24	£ 368	£ 2	£ 6,251	£ 395
Profit after tax	112	[1]	84						84	28
Other comprehensive income, net of tax:
Fair value reserve (debt instrument)	(15)		(15)			(15)
Cash flow hedges	404		404				404
Pension remeasurement	(279)		(278)						(278)	(1)
Own credit adjustment	14		14						14
Currency translation on foreign operations	(2)		(2)					(2)
Total comprehensive income	234		207			(15)	404	(2)	(180)	27
Dividends on other equity instruments	(74)		(74)						(74)
Dividends on non-controlling interests	(17)									(17)
Ending balance at Jun. 30, 2020	16,484		16,079	7,060	2,241	9	772	0	5,997	405
Beginning balance at Dec. 31, 2020	16,245		15,848	7,060	2,241	29	486	2	6,030	397
Profit after tax	571		537						537	34
Other comprehensive income, net of tax:
Fair value reserve (debt instrument)	(4)		(4)			(4)
Cash flow hedges	(202)		(202)				(202)
Pension remeasurement	497		496						496	1
Own credit adjustment	0
Total comprehensive income	862		827			(4)	(202)	0	1,033	35
Issue of other equity instruments	450		450		450
Repurchase of other equity instruments	(500)		(500)		(500)
Dividends on other equity instruments	(73)		(73)						(73)
Dividends on non-controlling interests	(17)									(17)
Ending balance at Jun. 30, 2021	£ 16,967		£ 16,552	£ 7,060	£ 2,191	£ 25	£ 284	£ 2	£ 6,990	£ 415

[1]	Adjusted to reflect the presentation of discontinued operations as set out in Note 33.